Income Tax - Summary Of Reconciliation Of Changes In Deferred Tax Liability Asset (Detail) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Beginning balance	R$ 279,401	R$ 140,400	R$ 140,400	R$ 219,668	R$ 171,074
Foreign exchange variations	22,721	21,883	(3,461)	(9,259)	(1,155)
Business combination					3,751
Charges to statement of income	(28,561)	(8,564)	139,411	(76,455)	45,325
Tax relating to components of other comprehensive income	64,091	128	3,050	6,446	673
Ending Balance	R$ 337,652	R$ 153,847	R$ 279,401	R$ 140,400	R$ 219,668